Consolidated Balance Sheet - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Current Assets:
Cash	$ 5,103	$ 11,725
Restricted cash	10,000
Prepaid expenses	676	676
Deferred expense		1,950
Total Current Assets	15,779	14,351
Total Assets	15,779	14,351
Current Liabilities:
Accounts payable and accrued expenses	49,433	1,318
Advances from lender	15,000
Derivative liability	7,172
Convertible notes payable, net of debt discount	1,164
Deferred revenue		2,800
Payroll taxes payable		2,107
Total Current Liabilities	72,769	6,225
Total Liabilities	72,769	6,225
Commitments and contingencies (Note 9)
Shareholders' Equity:
Series A Convertible Preferred stock, par value $0.001 per share; authorized 4,000,000 shares; issued and outstanding 4,000,000 shares (Liquidation value $4,000,000)	4,000
Common stock, par value	115,147	114,203
Additional paid-in capital	(149,505)	(106,103)
Retained earnings (Accumulated deficit)	(26,632)	26
Total Stockholders' Equity (Deficit)	(56,990)	8,126
Total Liabilities and Stockholders' Equity (Deficit)	$ 15,779	14,351
Save on Transport Inc [Member]
Current Assets:
Cash		11,725
Prepaid expenses		676
Deferred expense		1,950
Total Current Assets		14,351
Total Assets		14,351
Current Liabilities:
Accounts payable		1,318
Deferred revenue		2,800
Payroll taxes payable		2,107
Total Current Liabilities		6,225
Total Liabilities		6,225
Commitments and contingencies (Note 9)
Shareholders' Equity:
Common stock, par value		100
Additional paid-in capital		8,000
Retained earnings (Accumulated deficit)		26
Total Stockholders' Equity (Deficit)		8,126
Total Liabilities and Stockholders' Equity (Deficit)		$ 14,351